Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000016782
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class A
Trading Symbol	SUHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.35%

Gross expense ratio as of the latest prospectus: 1.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -6.79% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 13.52% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned -5.19%.

The Fund’s performance largely reflects the negative return for the larger health care sector for the 12 -month period, driven by weakness in the pharmaceutical, life science tools and services, and health care providers and services industries.

Positive contributions to performance relative to the industry-specific index were led by holdings of healthcare equipment companies including Boston Scientific Corp. (0.5%) and Intuitive Surgical, Inc. (0.4%). In our view, both companies have benefited from innovative product development cycles and robust surgical procedure demand which has supported sales of their surgical robots and other devices. Within pharmaceuticals, an underweight to Novo Nordisk A/S (0.3%) aided performance as the pharmaceutical industry has been negatively impacted by pricing pressures driven by the 2022 Inflation Reduction Act and the new administration’s most-favored-nation drug pricing mandate, along with debate around pharmacy benefit manager reform. At the same time, an overweight to Intra-Cellular Therapies Inc.* proved additive as the maker of drugs addressing psychiatric and neurologic diseases was acquired by Johnson & Johnson (0.4%).

On the downside, the health care providers and services industry, which had benefited from being viewed as providing a relative haven from tariff-related risks, suffered from a dramatic reversal of sentiment over the second half of the period. The first downdraft followed the assassination of the CEO of the insurance division for UnitedHealth Group, Inc. (0.6%), the largest U.S. managed care company. This event sparked increased debate around managed care industry claim approval practices. Subsequently, UnitedHealth’s management lowered financial guidance for the year after experiencing elevated activity within its Medicare Advantage business, leading to higher-than-expected costs. Biopharmaceutical company Regeneron Pharmaceuticals, Inc. (0.1%) also detracted as its wet age-related macular degeneration drug Eylea has faced stiff competition including from new biosimilar drugs, resulting in lowered revenue and earnings guidance. Life science tools company Thermo Fisher Scientific, Inc. (0.3%) declined on a post-pandemic tempering of demand for testing, weakness in the China market, and concerns around reduced government spending on health research.

Percentages in parentheses are based on the Fund's net assets as of May 31, 2025.

* Not held at May 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index	MSCI World Health Care Index
'15	$9,425	$10,000	$10,000
'15	$9,417	$9,806	$9,883
'15	$9,787	$10,012	$10,303
'15	$8,984	$9,408	$9,547
'15	$8,233	$9,175	$8,958
'15	$8,718	$9,949	$9,502
'15	$8,757	$9,979	$9,439
'15	$8,868	$9,821	$9,583
'16	$7,913	$9,334	$8,828
'16	$7,724	$9,321	$8,718
'16	$7,908	$9,954	$8,929
'16	$8,129	$9,992	$9,225
'16	$8,325	$10,172	$9,354
'16	$8,261	$10,198	$9,428
'16	$8,770	$10,574	$9,857
'16	$8,436	$10,589	$9,448
'16	$8,495	$10,591	$9,435
'16	$7,795	$10,398	$8,784
'16	$7,950	$10,783	$8,792
'16	$7,941	$10,996	$8,930
'17	$8,226	$11,204	$9,125
'17	$8,758	$11,649	$9,653
'17	$8,715	$11,663	$9,684
'17	$8,894	$11,783	$9,867
'17	$8,876	$11,948	$10,082
'17	$9,260	$12,023	$10,355
'17	$9,285	$12,270	$10,363
'17	$9,459	$12,308	$10,465
'17	$9,515	$12,562	$10,606
'17	$9,315	$12,855	$10,468
'17	$9,522	$13,249	$10,705
'17	$9,450	$13,396	$10,698
'18	$10,050	$14,163	$11,298
'18	$9,563	$13,641	$10,791
'18	$9,396	$13,295	$10,567
'18	$9,434	$13,346	$10,668
'18	$9,676	$13,667	$10,718
'18	$9,851	$13,751	$10,861
'18	$10,376	$14,263	$11,528
'18	$10,796	$14,728	$11,869
'18	$10,992	$14,812	$12,109
'18	$10,152	$13,799	$11,313
'18	$10,693	$14,080	$11,929
'18	$9,761	$12,809	$10,967
'19	$10,364	$13,835	$11,532
'19	$10,583	$14,280	$11,759
'19	$10,649	$14,557	$11,859
'19	$10,274	$15,147	$11,554
'19	$10,085	$14,184	$11,277
'19	$10,838	$15,184	$12,038
'19	$10,796	$15,402	$11,904
'19	$10,709	$15,158	$11,900
'19	$10,499	$15,442	$11,888
'19	$11,006	$15,776	$12,481
'19	$11,536	$16,349	$13,071
'19	$11,903	$16,842	$13,516
'20	$11,614	$16,836	$13,324
'20	$10,910	$15,450	$12,413
'20	$10,463	$13,541	$11,965
'20	$11,790	$15,277	$13,354
'20	$12,371	$16,005	$13,893
'20	$12,254	$16,323	$13,707
'20	$12,729	$17,244	$14,269
'20	$12,964	$18,483	$14,562
'20	$12,891	$17,781	$14,362
'20	$12,380	$17,308	$13,661
'20	$13,207	$19,203	$14,884
'20	$13,705	$19,941	$15,343
'21	$13,702	$19,740	$15,507
'21	$13,402	$20,284	$15,085
'21	$13,563	$21,172	$15,455
'21	$14,154	$22,302	$16,044
'21	$14,136	$22,458	$16,374
'21	$14,555	$22,982	$16,865
'21	$15,092	$23,528	$17,493
'21	$15,446	$24,244	$17,978
'21	$14,632	$23,116	$17,036
'21	$15,340	$24,736	$17,755
'21	$14,621	$24,564	$17,121
'21	$15,767	$25,665	$18,382
'22	$14,365	$24,337	$17,024
'22	$14,284	$23,608	$16,948
'22	$14,968	$24,485	$17,764
'22	$14,096	$22,350	$16,941
'22	$14,084	$22,391	$17,025
'22	$13,822	$20,542	$16,485
'22	$14,244	$22,437	$17,023
'22	$13,545	$21,522	$15,997
'22	$13,127	$19,539	$15,367
'22	$14,196	$21,121	$16,659
'22	$14,859	$22,302	$17,595
'22	$14,594	$21,017	$17,387
'23	$14,471	$22,337	$17,274
'23	$13,847	$21,792	$16,569
'23	$14,243	$22,592	$17,109
'23	$14,716	$22,945	$17,707
'23	$14,222	$23,045	$16,982
'23	$14,831	$24,568	$17,523
'23	$14,884	$25,357	$17,749
'23	$14,802	$24,953	$17,612
'23	$14,320	$23,763	$17,040
'23	$13,822	$23,264	$16,339
'23	$14,684	$25,388	$17,276
'23	$15,346	$26,542	$18,040
'24	$15,766	$26,988	$18,525
'24	$16,203	$28,429	$18,942
'24	$16,527	$29,343	$19,388
'24	$15,900	$28,145	$18,621
'24	$16,371	$29,540	$19,119
'24	$16,778	$30,600	$19,481
'24	$17,085	$30,973	$20,118
'24	$18,046	$31,724	$21,223
'24	$17,544	$32,402	$20,590
'24	$16,826	$32,108	$19,597
'24	$16,951	$33,993	$19,426
'24	$15,859	$33,182	$18,244
'25	$16,972	$34,106	$19,411
'25	$17,060	$33,661	$19,629
'25	$16,518	$31,765	$19,174
'25	$16,051	$31,549	$18,811
'25	$15,260	$33,535	$18,127

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-6.79%	4.29%	4.94%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-12.15%	3.06%	4.32%
S&P 500® Index	13.52%	15.94%	12.86%
MSCI World Health Care Index	-5.19%	5.47%	6.13%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 243,640,669
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,151,036
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	243,640,669
Number of Portfolio Holdings	71
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,151,036

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	32%
Health Care Equipment	26%
Biotechnology	19%
Life Sciences Tools & Services	8%
Managed Health Care	7%
Health Care Distributors	5%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Eli Lilly & Co.	11.6%
UnitedHealth Group, Inc.	5.7%
Boston Scientific Corp.	4.9%
Johnson & Johnson	4.3%
AbbVie, Inc.	4.2%
Intuitive Surgical, Inc.	4.0%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Merck & Co., Inc.	3.2%
AstraZeneca PLC	2.9%

Material Fund Change [Text Block]
C000016785
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class C
Trading Symbol	SUHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	2.10%

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -7.44% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 13.52% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned -5.19%.

The Fund’s performance largely reflects the negative return for the larger health care sector for the 12 -month period, driven by weakness in the pharmaceutical, life science tools and services, and health care providers and services industries.

Positive contributions to performance relative to the industry-specific index were led by holdings of healthcare equipment companies including Boston Scientific Corp. (0.5%) and Intuitive Surgical, Inc. (0.4%). In our view, both companies have benefited from innovative product development cycles and robust surgical procedure demand which has supported sales of their surgical robots and other devices. Within pharmaceuticals, an underweight to Novo Nordisk A/S (0.3%) aided performance as the pharmaceutical industry has been negatively impacted by pricing pressures driven by the 2022 Inflation Reduction Act and the new administration’s most-favored-nation drug pricing mandate, along with debate around pharmacy benefit manager reform. At the same time, an overweight to Intra-Cellular Therapies Inc.* proved additive as the maker of drugs addressing psychiatric and neurologic diseases was acquired by Johnson & Johnson (0.4%).

On the downside, the health care providers and services industry, which had benefited from being viewed as providing a relative haven from tariff-related risks, suffered from a dramatic reversal of sentiment over the second half of the period. The first downdraft followed the assassination of the CEO of the insurance division for UnitedHealth Group, Inc. (0.6%), the largest U.S. managed care company. This event sparked increased debate around managed care industry claim approval practices. Subsequently, UnitedHealth’s management lowered financial guidance for the year after experiencing elevated activity within its Medicare Advantage business, leading to higher-than-expected costs. Biopharmaceutical company Regeneron Pharmaceuticals, Inc. (0.1%) also detracted as its wet age-related macular degeneration drug Eylea has faced stiff competition including from new biosimilar drugs, resulting in lowered revenue and earnings guidance. Life science tools company Thermo Fisher Scientific, Inc. (0.3%) declined on a post-pandemic tempering of demand for testing, weakness in the China market, and concerns around reduced government spending on health research.

Percentages in parentheses are based on the Fund's net assets as of May 31, 2025.

* Not held at May 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	MSCI World Health Care Index
'15	$10,000	$10,000	$10,000
'15	$9,984	$9,806	$9,883
'15	$10,372	$10,012	$10,303
'15	$9,516	$9,408	$9,547
'15	$8,715	$9,175	$8,958
'15	$9,222	$9,949	$9,502
'15	$9,256	$9,979	$9,439
'15	$9,367	$9,821	$9,583
'16	$8,354	$9,334	$8,828
'16	$8,151	$9,321	$8,718
'16	$8,338	$9,954	$8,929
'16	$8,567	$9,992	$9,225
'16	$8,767	$10,172	$9,354
'16	$8,694	$10,198	$9,428
'16	$9,224	$10,574	$9,857
'16	$8,869	$10,589	$9,448
'16	$8,926	$10,591	$9,435
'16	$8,182	$10,398	$8,784
'16	$8,341	$10,783	$8,792
'16	$8,325	$10,996	$8,930
'17	$8,620	$11,204	$9,125
'17	$9,172	$11,649	$9,653
'17	$9,123	$11,663	$9,684
'17	$9,303	$11,783	$9,867
'17	$9,277	$11,948	$10,082
'17	$9,674	$12,023	$10,355
'17	$9,694	$12,270	$10,363
'17	$9,868	$12,308	$10,465
'17	$9,921	$12,562	$10,606
'17	$9,707	$12,855	$10,468
'17	$9,917	$13,249	$10,705
'17	$9,837	$13,396	$10,698
'18	$10,453	$14,163	$11,298
'18	$9,943	$13,641	$10,791
'18	$9,762	$13,295	$10,567
'18	$9,797	$13,346	$10,668
'18	$10,043	$13,667	$10,718
'18	$10,218	$13,751	$10,861
'18	$10,756	$14,263	$11,528
'18	$11,183	$14,728	$11,869
'18	$11,379	$14,812	$12,109
'18	$10,503	$13,799	$11,313
'18	$11,051	$14,080	$11,929
'18	$10,080	$12,809	$10,967
'19	$10,699	$13,835	$11,532
'19	$10,917	$14,280	$11,759
'19	$10,978	$14,557	$11,859
'19	$10,589	$15,147	$11,554
'19	$10,388	$14,184	$11,277
'19	$11,159	$15,184	$12,038
'19	$11,106	$15,402	$11,904
'19	$11,011	$15,158	$11,900
'19	$10,790	$15,442	$11,888
'19	$11,298	$15,776	$12,481
'19	$11,836	$16,349	$13,071
'19	$12,206	$16,842	$13,516
'20	$11,905	$16,836	$13,324
'20	$11,177	$15,450	$12,413
'20	$10,711	$13,541	$11,965
'20	$12,060	$15,277	$13,354
'20	$12,648	$16,005	$13,893
'20	$12,521	$16,323	$13,707
'20	$12,996	$17,244	$14,269
'20	$13,231	$18,483	$14,562
'20	$13,146	$17,781	$14,362
'20	$12,615	$17,308	$13,661
'20	$13,452	$19,203	$14,884
'20	$13,950	$19,941	$15,343
'21	$13,934	$19,740	$15,507
'21	$13,628	$20,284	$15,085
'21	$13,778	$21,172	$15,455
'21	$14,370	$22,302	$16,044
'21	$14,343	$22,458	$16,374
'21	$14,757	$22,982	$16,865
'21	$15,295	$23,528	$17,493
'21	$15,644	$24,244	$17,978
'21	$14,811	$23,116	$17,036
'21	$15,515	$24,736	$17,755
'21	$14,779	$24,564	$17,121
'21	$15,930	$25,665	$18,382
'22	$14,501	$24,337	$17,024
'22	$14,414	$23,608	$16,948
'22	$15,091	$24,485	$17,764
'22	$14,203	$22,350	$16,941
'22	$14,185	$22,391	$17,025
'22	$13,918	$20,542	$16,485
'22	$14,327	$22,437	$17,023
'22	$13,613	$21,522	$15,997
'22	$13,185	$19,539	$15,367
'22	$14,253	$21,121	$16,659
'22	$14,911	$22,302	$17,595
'22	$14,631	$21,017	$17,387
'23	$14,504	$22,337	$17,274
'23	$13,869	$21,792	$16,569
'23	$14,256	$22,592	$17,109
'23	$14,720	$22,945	$17,707
'23	$14,218	$23,045	$16,982
'23	$14,815	$24,568	$17,523
'23	$14,860	$25,357	$17,749
'23	$14,771	$24,953	$17,612
'23	$14,282	$23,763	$17,040
'23	$13,773	$23,264	$16,339
'23	$14,625	$25,388	$17,276
'23	$15,273	$26,542	$18,040
'24	$15,684	$26,988	$18,525
'24	$16,109	$28,429	$18,942
'24	$16,415	$29,343	$19,388
'24	$15,789	$28,145	$18,621
'24	$16,241	$29,540	$19,119
'24	$16,638	$30,600	$19,481
'24	$16,931	$30,973	$20,118
'24	$17,871	$31,724	$21,223
'24	$17,363	$32,402	$20,590
'24	$16,645	$32,108	$19,597
'24	$16,757	$33,993	$19,426
'24	$15,666	$33,182	$18,244
'25	$16,758	$34,106	$19,411
'25	$16,829	$33,661	$19,629
'25	$16,286	$31,765	$19,174
'25	$15,814	$31,549	$18,811
'25	$15,032	$33,535	$18,127

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-7.44%	3.51%	4.16%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-8.36%	3.51%	4.16%
S&P 500® Index	13.52%	15.94%	12.86%
MSCI World Health Care Index	-5.19%	5.47%	6.13%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 243,640,669
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,151,036
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	243,640,669
Number of Portfolio Holdings	71
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,151,036

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	32%
Health Care Equipment	26%
Biotechnology	19%
Life Sciences Tools & Services	8%
Managed Health Care	7%
Health Care Distributors	5%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Eli Lilly & Co.	11.6%
UnitedHealth Group, Inc.	5.7%
Boston Scientific Corp.	4.9%
Johnson & Johnson	4.3%
AbbVie, Inc.	4.2%
Intuitive Surgical, Inc.	4.0%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Merck & Co., Inc.	3.2%
AstraZeneca PLC	2.9%

Material Fund Change [Text Block]
C000016786
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class S
Trading Symbol	SCHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$103	1.06%

Gross expense ratio as of the latest prospectus: 1.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -6.52% for the period ended May 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 13.52% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned -5.19%.

The Fund’s performance largely reflects the negative return for the larger health care sector for the 12 -month period, driven by weakness in the pharmaceutical, life science tools and services, and health care providers and services industries.

Positive contributions to performance relative to the industry-specific index were led by holdings of healthcare equipment companies including Boston Scientific Corp. (0.5%) and Intuitive Surgical, Inc. (0.4%). In our view, both companies have benefited from innovative product development cycles and robust surgical procedure demand which has supported sales of their surgical robots and other devices. Within pharmaceuticals, an underweight to Novo Nordisk A/S (0.3%) aided performance as the pharmaceutical industry has been negatively impacted by pricing pressures driven by the 2022 Inflation Reduction Act and the new administration’s most-favored-nation drug pricing mandate, along with debate around pharmacy benefit manager reform. At the same time, an overweight to Intra-Cellular Therapies Inc.* proved additive as the maker of drugs addressing psychiatric and neurologic diseases was acquired by Johnson & Johnson (0.4%).

On the downside, the health care providers and services industry, which had benefited from being viewed as providing a relative haven from tariff-related risks, suffered from a dramatic reversal of sentiment over the second half of the period. The first downdraft followed the assassination of the CEO of the insurance division for UnitedHealth Group, Inc. (0.6%), the largest U.S. managed care company. This event sparked increased debate around managed care industry claim approval practices. Subsequently, UnitedHealth’s management lowered financial guidance for the year after experiencing elevated activity within its Medicare Advantage business, leading to higher-than-expected costs. Biopharmaceutical company Regeneron Pharmaceuticals, Inc. (0.1%) also detracted as its wet age-related macular degeneration drug Eylea has faced stiff competition including from new biosimilar drugs, resulting in lowered revenue and earnings guidance. Life science tools company Thermo Fisher Scientific, Inc. (0.3%) declined on a post-pandemic tempering of demand for testing, weakness in the China market, and concerns around reduced government spending on health research.

Percentages in parentheses are based on the Fund's net assets as of May 31, 2025.

* Not held at May 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index	MSCI World Health Care Index
'15	$10,000	$10,000	$10,000
'15	$9,992	$9,806	$9,883
'15	$10,388	$10,012	$10,303
'15	$9,539	$9,408	$9,547
'15	$8,742	$9,175	$8,958
'15	$9,260	$9,949	$9,502
'15	$9,302	$9,979	$9,439
'15	$9,422	$9,821	$9,583
'16	$8,409	$9,334	$8,828
'16	$8,210	$9,321	$8,718
'16	$8,407	$9,954	$8,929
'16	$8,645	$9,992	$9,225
'16	$8,853	$10,172	$9,354
'16	$8,789	$10,198	$9,428
'16	$9,331	$10,574	$9,857
'16	$8,978	$10,589	$9,448
'16	$9,044	$10,591	$9,435
'16	$8,299	$10,398	$8,784
'16	$8,465	$10,783	$8,792
'16	$8,458	$10,996	$8,930
'17	$8,766	$11,204	$9,125
'17	$9,333	$11,649	$9,653
'17	$9,290	$11,663	$9,684
'17	$9,482	$11,783	$9,867
'17	$9,464	$11,948	$10,082
'17	$9,878	$12,023	$10,355
'17	$9,906	$12,270	$10,363
'17	$10,092	$12,308	$10,465
'17	$10,155	$12,562	$10,606
'17	$9,946	$12,855	$10,468
'17	$10,165	$13,249	$10,705
'17	$10,094	$13,396	$10,698
'18	$10,736	$14,163	$11,298
'18	$10,217	$13,641	$10,791
'18	$10,037	$13,295	$10,567
'18	$10,083	$13,346	$10,668
'18	$10,346	$13,667	$10,718
'18	$10,534	$13,751	$10,861
'18	$11,098	$14,263	$11,528
'18	$11,549	$14,728	$11,869
'18	$11,764	$14,812	$12,109
'18	$10,867	$13,799	$11,313
'18	$11,447	$14,080	$11,929
'18	$10,449	$12,809	$10,967
'19	$11,095	$13,835	$11,532
'19	$11,333	$14,280	$11,759
'19	$11,408	$14,557	$11,859
'19	$11,012	$15,147	$11,554
'19	$10,810	$14,184	$11,277
'19	$11,619	$15,184	$12,038
'19	$11,574	$15,402	$11,904
'19	$11,488	$15,158	$11,900
'19	$11,265	$15,442	$11,888
'19	$11,810	$15,776	$12,481
'19	$12,381	$16,349	$13,071
'19	$12,780	$16,842	$13,516
'20	$12,472	$16,836	$13,324
'20	$11,722	$15,450	$12,413
'20	$11,240	$13,541	$11,965
'20	$12,669	$15,277	$13,354
'20	$13,294	$16,005	$13,893
'20	$13,173	$16,323	$13,707
'20	$13,688	$17,244	$14,269
'20	$13,943	$18,483	$14,562
'20	$13,868	$17,781	$14,362
'20	$13,321	$17,308	$13,661
'20	$14,215	$19,203	$14,884
'20	$14,752	$19,941	$15,343
'21	$14,752	$19,740	$15,507
'21	$14,433	$20,284	$15,085
'21	$14,606	$21,172	$15,455
'21	$15,247	$22,302	$16,044
'21	$15,233	$22,458	$16,374
'21	$15,684	$22,982	$16,865
'21	$16,269	$23,528	$17,493
'21	$16,652	$24,244	$17,978
'21	$15,781	$23,116	$17,036
'21	$16,548	$24,736	$17,755
'21	$15,774	$24,564	$17,121
'21	$17,016	$25,665	$18,382
'22	$15,507	$24,337	$17,024
'22	$15,420	$23,608	$16,948
'22	$16,161	$24,485	$17,764
'22	$15,224	$22,350	$16,941
'22	$15,217	$22,391	$17,025
'22	$14,938	$20,542	$16,485
'22	$15,393	$22,437	$17,023
'22	$14,640	$21,522	$15,997
'22	$14,193	$19,539	$15,367
'22	$15,354	$21,121	$16,659
'22	$16,075	$22,302	$17,595
'22	$15,787	$21,017	$17,387
'23	$15,660	$22,337	$17,274
'23	$14,990	$21,792	$16,569
'23	$15,420	$22,592	$17,109
'23	$15,939	$22,945	$17,707
'23	$15,404	$23,045	$16,982
'23	$16,067	$24,568	$17,523
'23	$16,130	$25,357	$17,749
'23	$16,047	$24,953	$17,612
'23	$15,524	$23,763	$17,040
'23	$14,986	$23,264	$16,339
'23	$15,927	$25,388	$17,276
'23	$16,646	$26,542	$18,040
'24	$17,108	$26,988	$18,525
'24	$17,587	$28,429	$18,942
'24	$17,940	$29,343	$19,388
'24	$17,263	$28,145	$18,621
'24	$17,780	$29,540	$19,119
'24	$18,230	$30,600	$19,481
'24	$18,562	$30,973	$20,118
'24	$19,612	$31,724	$21,223
'24	$19,070	$32,402	$20,590
'24	$18,297	$32,108	$19,597
'24	$18,440	$33,993	$19,426
'24	$17,250	$33,182	$18,244
'25	$18,470	$34,106	$19,411
'25	$18,563	$33,661	$19,629
'25	$17,981	$31,765	$19,174
'25	$17,475	$31,549	$18,811
'25	$16,621	$33,535	$18,127

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-6.52%	4.57%	5.21%
S&P 500® Index	13.52%	15.94%	12.86%
MSCI World Health Care Index	-5.19%	5.47%	6.13%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 243,640,669
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,151,036
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	243,640,669
Number of Portfolio Holdings	71
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,151,036

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	32%
Health Care Equipment	26%
Biotechnology	19%
Life Sciences Tools & Services	8%
Managed Health Care	7%
Health Care Distributors	5%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Eli Lilly & Co.	11.6%
UnitedHealth Group, Inc.	5.7%
Boston Scientific Corp.	4.9%
Johnson & Johnson	4.3%
AbbVie, Inc.	4.2%
Intuitive Surgical, Inc.	4.0%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Merck & Co., Inc.	3.2%
AstraZeneca PLC	2.9%

Material Fund Change [Text Block]
C000016787
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Institutional Class
Trading Symbol	SUHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	1.04%

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -6.51% for the period ended May 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 13.52% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned -5.19%.

The Fund’s performance largely reflects the negative return for the larger health care sector for the 12 -month period, driven by weakness in the pharmaceutical, life science tools and services, and health care providers and services industries.

Positive contributions to performance relative to the industry-specific index were led by holdings of healthcare equipment companies including Boston Scientific Corp. (0.5%) and Intuitive Surgical, Inc. (0.4%). In our view, both companies have benefited from innovative product development cycles and robust surgical procedure demand which has supported sales of their surgical robots and other devices. Within pharmaceuticals, an underweight to Novo Nordisk A/S (0.3%) aided performance as the pharmaceutical industry has been negatively impacted by pricing pressures driven by the 2022 Inflation Reduction Act and the new administration’s most-favored-nation drug pricing mandate, along with debate around pharmacy benefit manager reform. At the same time, an overweight to Intra-Cellular Therapies Inc.* proved additive as the maker of drugs addressing psychiatric and neurologic diseases was acquired by Johnson & Johnson (0.4%).

On the downside, the health care providers and services industry, which had benefited from being viewed as providing a relative haven from tariff-related risks, suffered from a dramatic reversal of sentiment over the second half of the period. The first downdraft followed the assassination of the CEO of the insurance division for UnitedHealth Group, Inc. (0.6%), the largest U.S. managed care company. This event sparked increased debate around managed care industry claim approval practices. Subsequently, UnitedHealth’s management lowered financial guidance for the year after experiencing elevated activity within its Medicare Advantage business, leading to higher-than-expected costs. Biopharmaceutical company Regeneron Pharmaceuticals, Inc. (0.1%) also detracted as its wet age-related macular degeneration drug Eylea has faced stiff competition including from new biosimilar drugs, resulting in lowered revenue and earnings guidance. Life science tools company Thermo Fisher Scientific, Inc. (0.3%) declined on a post-pandemic tempering of demand for testing, weakness in the China market, and concerns around reduced government spending on health research.

Percentages in parentheses are based on the Fund's net assets as of May 31, 2025.

* Not held at May 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index	MSCI World Health Care Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$999,187	$980,642	$988,311
'15	$1,038,797	$1,001,188	$1,030,291
'15	$953,890	$940,782	$954,696
'15	$874,264	$917,504	$895,788
'15	$926,061	$994,899	$950,218
'15	$930,327	$997,858	$943,926
'15	$942,362	$982,120	$958,282
'16	$840,964	$933,383	$882,781
'16	$820,873	$932,124	$871,765
'16	$840,727	$995,358	$892,926
'16	$864,600	$999,217	$922,472
'16	$885,399	$1,017,161	$935,393
'16	$879,017	$1,019,797	$942,836
'16	$933,144	$1,057,396	$985,723
'16	$897,926	$1,058,881	$944,768
'16	$904,544	$1,059,081	$943,523
'16	$830,091	$1,039,762	$878,396
'16	$846,636	$1,078,269	$879,180
'16	$846,085	$1,099,582	$892,998
'17	$876,683	$1,120,437	$912,518
'17	$933,267	$1,164,925	$965,288
'17	$929,139	$1,166,284	$968,367
'17	$948,081	$1,178,262	$986,655
'17	$946,624	$1,194,843	$1,008,170
'17	$987,665	$1,202,301	$1,035,523
'17	$990,579	$1,227,024	$1,036,297
'17	$1,009,279	$1,230,780	$1,046,507
'17	$1,015,593	$1,256,169	$1,060,574
'17	$994,465	$1,285,482	$1,046,843
'17	$1,016,564	$1,324,907	$1,070,514
'17	$1,009,386	$1,339,638	$1,069,814
'18	$1,073,634	$1,416,338	$1,129,771
'18	$1,021,771	$1,364,136	$1,079,120
'18	$1,003,968	$1,329,469	$1,056,671
'18	$1,008,354	$1,334,570	$1,066,760
'18	$1,034,673	$1,366,709	$1,071,803
'18	$1,053,766	$1,375,121	$1,086,057
'18	$1,110,273	$1,426,294	$1,152,773
'18	$1,155,427	$1,472,770	$1,186,857
'18	$1,176,843	$1,481,153	$1,210,909
'18	$1,087,051	$1,379,916	$1,131,287
'18	$1,145,107	$1,408,036	$1,192,941
'18	$1,045,379	$1,280,903	$1,096,707
'19	$1,110,324	$1,383,549	$1,153,168
'19	$1,133,966	$1,427,972	$1,175,927
'19	$1,141,087	$1,455,720	$1,185,946
'19	$1,101,494	$1,514,662	$1,155,373
'19	$1,081,270	$1,418,408	$1,127,697
'19	$1,162,450	$1,518,372	$1,203,772
'19	$1,157,893	$1,540,194	$1,190,383
'19	$1,149,063	$1,515,797	$1,190,026
'19	$1,126,845	$1,544,158	$1,188,777
'19	$1,181,535	$1,577,604	$1,248,125
'19	$1,238,789	$1,634,869	$1,307,103
'19	$1,278,459	$1,684,213	$1,351,623
'20	$1,247,849	$1,683,553	$1,332,415
'20	$1,172,572	$1,544,964	$1,241,340
'20	$1,124,470	$1,354,141	$1,196,496
'20	$1,267,527	$1,527,733	$1,335,379
'20	$1,329,998	$1,600,496	$1,389,261
'20	$1,317,816	$1,632,325	$1,370,676
'20	$1,369,354	$1,724,364	$1,426,896
'20	$1,394,967	$1,848,312	$1,456,226
'20	$1,387,470	$1,778,082	$1,436,184
'20	$1,332,809	$1,730,796	$1,366,117
'20	$1,422,142	$1,920,256	$1,488,389
'20	$1,475,870	$1,994,086	$1,534,348
'21	$1,475,870	$1,973,954	$1,550,688
'21	$1,444,229	$2,028,386	$1,508,516
'21	$1,461,580	$2,117,221	$1,545,450
'21	$1,525,541	$2,230,214	$1,604,449
'21	$1,523,840	$2,245,791	$1,637,448
'21	$1,569,430	$2,298,219	$1,686,512
'21	$1,627,607	$2,352,813	$1,749,267
'21	$1,666,052	$2,424,352	$1,797,795
'21	$1,578,956	$2,311,596	$1,703,563
'21	$1,655,505	$2,473,551	$1,775,478
'21	$1,578,275	$2,456,412	$1,712,095
'21	$1,702,494	$2,566,499	$1,838,200
'22	$1,551,326	$2,433,690	$1,702,382
'22	$1,542,804	$2,360,822	$1,694,782
'22	$1,616,906	$2,448,478	$1,776,404
'22	$1,523,167	$2,234,966	$1,694,121
'22	$1,522,426	$2,239,066	$1,702,474
'22	$1,494,638	$2,054,245	$1,648,468
'22	$1,540,210	$2,243,656	$1,702,282
'22	$1,464,626	$2,152,155	$1,599,742
'22	$1,419,795	$1,953,944	$1,536,749
'22	$1,536,135	$2,112,138	$1,665,887
'22	$1,608,384	$2,230,173	$1,759,516
'22	$1,579,676	$2,101,683	$1,738,675
'23	$1,566,869	$2,233,740	$1,727,423
'23	$1,499,825	$2,179,239	$1,656,939
'23	$1,543,140	$2,259,248	$1,710,852
'23	$1,594,742	$2,294,511	$1,770,671
'23	$1,540,880	$2,304,484	$1,698,164
'23	$1,607,171	$2,456,753	$1,752,288
'23	$1,613,574	$2,535,676	$1,774,904
'23	$1,605,288	$2,495,304	$1,761,232
'23	$1,553,310	$2,376,333	$1,703,951
'23	$1,499,449	$2,326,367	$1,633,880
'23	$1,593,612	$2,538,823	$1,727,567
'23	$1,665,637	$2,654,163	$1,803,999
'24	$1,711,916	$2,698,764	$1,852,457
'24	$1,759,777	$2,842,866	$1,894,185
'24	$1,795,376	$2,934,334	$1,938,776
'24	$1,727,737	$2,814,482	$1,862,145
'24	$1,779,554	$2,954,037	$1,911,881
'24	$1,824,250	$3,060,034	$1,948,062
'24	$1,857,872	$3,097,282	$2,011,764
'24	$1,962,691	$3,172,412	$2,122,276
'24	$1,908,501	$3,240,166	$2,059,012
'24	$1,830,975	$3,210,782	$1,959,735
'24	$1,845,214	$3,399,259	$1,942,625
'24	$1,726,558	$3,318,227	$1,824,386
'25	$1,848,169	$3,410,631	$1,941,064
'25	$1,858,170	$3,366,129	$1,962,886
'25	$1,799,365	$3,176,467	$1,917,369
'25	$1,748,960	$3,154,928	$1,881,099
'25	$1,663,752	$3,353,514	$1,812,723

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	-6.51%	4.58%	5.22%
S&P 500® Index	13.52%	15.94%	12.86%
MSCI World Health Care Index	-5.19%	5.47%	6.13%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 243,640,669
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,151,036
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	243,640,669
Number of Portfolio Holdings	71
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,151,036

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	32%
Health Care Equipment	26%
Biotechnology	19%
Life Sciences Tools & Services	8%
Managed Health Care	7%
Health Care Distributors	5%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Eli Lilly & Co.	11.6%
UnitedHealth Group, Inc.	5.7%
Boston Scientific Corp.	4.9%
Johnson & Johnson	4.3%
AbbVie, Inc.	4.2%
Intuitive Surgical, Inc.	4.0%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Merck & Co., Inc.	3.2%
AstraZeneca PLC	2.9%

Material Fund Change [Text Block]